SCHEDULE OF MATURITY OF LEASE LIABILITIES (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Remainder of Fiscal Year	$ 17,516
Year One	71,716	$ 69,515
Year Two	67,589	71,716
Year Three		67,589
Total lease payments	156,821	208,820
Less: Imputed interest	(13,397)	(23,415)
Present value of lease liabilities	$ 143,424	$ 185,405